Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Gold Portfolio
May 31, 2023
GOL-NPRT1-0723
1.802173.119
Common Stocks - 98.2%
	Shares	Value ($)
Australia - 4.3%
Metals & Mining - 4.3%
Gold - 4.3%
Gold Road Resources Ltd.	12,500,000	14,309,900
Northern Star Resources Ltd.	3,000,000	25,191,928
OceanaGold Corp.	16,000,000	34,769,797
		74,271,625
Brazil - 8.0%
Metals & Mining - 8.0%
Gold - 8.0%
Wheaton Precious Metals Corp. (a)	3,000,000	135,955,801

Burkina Faso - 1.1%
Metals & Mining - 1.1%
Gold - 1.1%
IAMGOLD Corp. (b)	7,000,000	19,079,190

Canada - 63.3%
Metals & Mining - 63.3%
Copper - 0.4%
Faraday Copper Corp. (b)(c)	12,000,000	6,541,436

Diversified Metals & Mining - 2.7%
Foran Mining Corp. (b)	5,000,000	12,191,529
Foran Mining Corp.	2,000,000	4,632,781
Solaris Resources, Inc. (b)	2,000,000	8,191,529
Vizsla Silver Corp.	5,000,000	6,053,039
Western Copper & Gold Corp. (TSX) (a)(b)(c)	10,000,000	15,322,284
		46,391,162
Gold - 57.4%
Agnico Eagle Mines Ltd. (Canada) (a)	3,000,000	152,662,983
Alamos Gold, Inc.	4,000,000	49,384,899
Artemis Gold, Inc. (a)(b)	6,000,000	19,933,702
Ascot Resources Ltd. (b)(c)	38,000,000	16,235,727
Atex Resources, Inc. (b)(c)	10,000,000	7,292,818
B2Gold Corp.	5,000,000	18,526,704
Banyan Gold Corp. (b)(c)	21,000,000	6,033,149
Barrick Gold Corp. (Canada) (a)	5,000,000	84,493,554
Bonterra Resources, Inc. (b)(c)	7,500,000	1,546,961
Dundee Precious Metals, Inc.	1,500,000	10,331,492
Franco-Nevada Corp.	1,100,000	159,858,561
Fury Gold Mines Ltd. (b)(c)	800,000	347,698
Fury Gold Mines Ltd. (c)(d)	10,000,000	4,346,225
i-80 Gold Corp. (a)(b)(c)	10,000,000	21,731,123
i-80 Gold Corp. (b)(c)(d)	2,500,000	5,432,781
Lundin Gold, Inc.	3,500,000	44,346,225
Maple Gold Mines Ltd. (b)(c)	20,000,000	2,283,610
Marathon Gold Corp. (b)(c)	25,000,000	15,101,289
Marathon Gold Corp. warrants 9/20/24 (b)(c)	5,000,000	271,240
Novagold Resources, Inc. (b)	3,900,000	20,053,039
Orla Mining Ltd. (b)	15,000,000	63,646,409
Osisko Development Corp. (b)	4,000,000	18,268,877
Osisko Development Corp.:
rights(b)	666,666	259,155
warrants(b)	1,144,505	1,245,220
Osisko Gold Royalties Ltd. (a)	3,000,000	47,624,309
Osisko Mining, Inc. (b)	5,000,000	11,933,702
Osisko Mining, Inc.	2,700,000	6,121,989
Osisko Mining, Inc. warrants 8/6/24 (b)	1,350,000	507,486
Rupert Resources Ltd. (b)	4,000,000	10,755,064
Seabridge Gold, Inc. (b)	1,000,000	13,569,061
Skeena Resources Ltd. (a)(b)	3,500,000	18,666,667
SSR Mining, Inc.	2,500,000	36,942,910
Torex Gold Resources, Inc. (b)	1,500,000	23,447,514
Triple Flag Precious Metals Corp.	2,000,000	28,434,622
Victoria Gold Corp. (b)(c)	4,839,201	30,835,424
Wesdome Gold Mines, Inc. (b)	4,500,000	25,723,757
		978,195,946
Precious Metals & Minerals - 1.1%
Dolly Varden Silver Corp. (b)(c)	17,000,000	10,268,877
Guanajuato Silver Co. Ltd. (b)(c)	24,000,000	7,602,210
		17,871,087
Silver - 1.7%
Aya Gold & Silver, Inc. (b)	2,500,000	17,292,818
GoGold Resources, Inc. (a)(b)	9,000,000	11,535,912
		28,828,730
TOTAL METALS & MINING		1,077,828,361

China - 2.2%
Metals & Mining - 2.2%
Gold - 2.2%
Zijin Mining Group Co. Ltd. (A Shares)	25,000,000	37,579,183

South Africa - 6.7%
Metals & Mining - 6.7%
Gold - 6.7%
Gold Fields Ltd.	7,500,000	113,711,148

United States of America - 12.6%
Metals & Mining - 12.6%
Diversified Metals & Mining - 0.7%
Ivanhoe Electric, Inc.	1,000,000	12,490,000

Gold - 8.2%
Dakota Gold Corp. (b)	2,500,000	8,275,000
Newmont Corp.	2,000,000	81,100,000
Royal Gold, Inc. (a)	400,000	49,536,000
		138,911,000
Silver - 3.7%
Gatos Silver, Inc. (a)(b)(c)	6,900,000	31,050,000
Hecla Mining Co. (a)	6,000,000	31,980,000
		63,030,000
TOTAL METALS & MINING		214,431,000

TOTAL COMMON STOCKS (Cost $1,327,470,763)		1,672,856,308

Commodities - 0.6%
	Troy Ounces	Value ($)
Gold Bullion (Cost $4,575,085)	5,582	10,958,415

Money Market Funds - 16.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e)	19,042,454	19,046,263
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	261,970,357	261,996,554
TOTAL MONEY MARKET FUNDS (Cost $281,042,817)		281,042,817

TOTAL INVESTMENT IN SECURITIES - 115.3% (Cost $1,613,088,665)	1,964,857,540
NET OTHER ASSETS (LIABILITIES) - (15.3)%	(261,332,648)
NET ASSETS - 100.0%	1,703,524,892

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,779,006 or 0.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	14,257,857	239,131,532	234,343,126	349,320	-	-	19,046,263	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	297,711,327	386,824,974	422,539,747	114,576	-	-	261,996,554	0.9%
Total	311,969,184	625,956,506	656,882,873	463,896	-	-	281,042,817

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Select Gold Cayman Ltd.	10,218,783	-	-	-	-	758,572	10,977,355

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2023, the Fund held an investment of $10,977,355 in the Subsidiary, representing 0.6% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ascot Resources Ltd.	11,542,690	6,042,335	-	-	-	(1,349,298)	16,235,727
Atex Resources, Inc.	-	9,398,640	-	-	-	(2,105,822)	7,292,818
Banyan Gold Corp.	6,310,004	-	-	-	-	(276,855)	6,033,149
Bonterra Resources, Inc.	1,786,369	-	-	-	-	(239,408)	1,546,961
Dolly Varden Silver Corp.	11,835,837	-	-	-	-	(1,566,960)	10,268,877
Faraday Copper Corp.	6,449,249	1,215,785	-	-	-	(1,123,598)	6,541,436
Fury Gold Mines Ltd.	-	470,779	-	-	-	(123,081)	347,698
Fury Gold Mines Ltd.	6,375,962	-	-	-	-	(2,029,737)	4,346,225
Gatos Silver, Inc.	27,876,000	-	-	-	-	3,174,000	31,050,000
Guanajuato Silver Co. Ltd.	-	5,977,530	-	-	-	1,624,680	7,602,210
Maple Gold Mines Ltd.	2,638,329	-	-	-	-	(354,719)	2,283,610
Marathon Gold Corp.	16,306,339	-	-	-	-	(1,205,050)	15,101,289
Marathon Gold Corp. warrants 9/20/24	432,958	-	-	-	-	(161,718)	271,240
Victoria Gold Corp.	24,829,608	5,455,246	-	-	-	550,570	30,835,424
Western Copper & Gold Corp. (TSX)	13,772,133	2,154,264	-	-	-	(604,113)	15,322,284
i-80 Gold Corp.	22,792,232	-	2,952,125	-	30,064	(575,064)	21,731,123
i-80 Gold Corp.	5,698,058	-	-	-	-	(265,277)	5,432,781
Total	158,645,768	30,714,579	2,952,125	-	30,064	(6,631,450)	182,242,852

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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